Equity (Details 3) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
First Installment [Member]
IfrsStatementLineItems [Line Items]
Date of apporval by the Board of Directors	May 11, 2026
Amount per common and preferred share | $ / shares	$ 0.1431
Dividend payables | $	$ 1,845
Second Installment [Member]
IfrsStatementLineItems [Line Items]
Date of record	06.01.2026
Total Anticipated Dividends [Member]
IfrsStatementLineItems [Line Items]
Amount per common and preferred share | $ / shares	$ 0.1431
Dividend payables | $	$ 1,845